Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	[1],[2],[3]	$ 121,796	$ 90,890	$ 115,348	$ 33,276	$ 361,310
Local Municipalities Hadarom Dead Sea [Member]
Total	[1],[2],[3]	29,468				29,468
Israel Ports Hadarom Dead Sea [Member]
Total	[1],[2],[3]			12,095		12,095
Government Offices Dead Sea [Member]
Total	[1],[2],[3]	1,093			4,818	5,911
Mekorot Water Company Ltd Dead Sea [Member]
Total	[1],[2],[3]			7,369		7,369
Israel Electricity Dead Sea [Member]
Total	[1],[2],[3]			50,188		50,188
State Treasury Dead Sea [Member]
Total	[1],[2],[3]		68,297		20,492	88,789
Tax Authority Dead Sea [Member]
Total	[1],[2],[3],[4]	41,946				41,946
Local Municipalities Hadarom Rotem Mines [Member]
Total	[1],[2],[3]	7,559				7,559
Israel Ports Hadarom Rotem Mines [Member]
Total	[1],[2],[3]			4,251		4,251
Government Offices Rotem Mines [Member]
Total	[1],[2],[3]	401	13,847	4,360		18,608
Mekorot Water Company Ltd Rotem Mines [Member]
Total	[1],[2],[3]			23,432		23,432
Israel Electricity Rotem Mines [Member]
Total	[1],[2],[3]			3,824		3,824
Tax Authority Rotem Mines [Member]
Total	[1],[2],[3]	1,200				1,200
Redcar And Cleveland Borough Council Boulby [Member]
Total	[1],[2],[3]	1,516				1,516
North York Moors National Park Authority Boulby [Member]
Total	[1],[2],[3]	1,301		271		1,572
The Crown Estate Boulby [Member]
Total	[1],[2],[3]		1,938			1,938
Environmental Agency Boulby [Member]
Total	[1],[2],[3]			140		140
Catalan Water Agency (Aca) Cabanassas [Member]
Total	[1],[2],[3]		1,131	1,012	$ 7,966	10,109
Catalonian Government Cabanassas [Member]
Total	[1],[2],[3]			745		745
Suria And Sallent Councils Cabanassas [Member]
Total	[1],[2],[3]	438				438
Barcelona Port Cabanassas [Member]
Total	[1],[2],[3]		821			821
Tax Authority Cabanassas [Member]
Total	[1],[2],[3]		133	52		185
Kunming Xishan District Natural Resources Bureau And Kunming Water Supplies Bureau Haikou [Member]
Total	[1],[2],[3]		456	793		1,249
Tax Authority Haikou [Member]
Total	[1],[2],[3]	$ 36,874	$ 4,267	139		41,280
Kunming Electricity Haikou [Member]
Total	[1],[2],[3]			$ 6,677		$ 6,677

[1]	All payments are reported in US dollars (USD) which is the reporting currency of the consolidated financial statements of ICL. Payments in England, Spain and China were made in GBP, Euro and RMB, respectively, and translated using the relevant average annual rate of USD.
[2]	Method of extraction - Dead Sea: evaporation ponds; Rotem and Haikou Mines: Open pits; Boulby and Cabanassas: underground mines.
[3]	Resource subject of commercial development - Dead Sea: potash, magnesium and bromine; Rotem Mines: phosphate; Boulby: polyhalite; Cabanassas: potash; Haikou: phosphate.
[4]	The income tax payments are based on estimated amounts. The amounts presented for 2024 do not include a $39 million refund of overpaid taxes related to the prior year.